Segment Information (Tables)	12 Months Ended
Jul. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

The regions and countries in which the Company had identifiable assets and revenues are presented in the following table. Identifiable assets are those that can be directly associated with a geographic area.

	2012	2011
Identifiable Assets

Canada	$2,350,818	$8,822,831
United States	2,293,556	3,128,053
Middle East, North Africa (MENA)	—	55,481
Total	$4,644,374	$12,006,365

	2012	2011	2010
Revenue

Canada	$23,067	$61,111	$95,252
United States	5,584	60,867	430,516
Middle East, North Africa (MENA)	—	169,650	646,843
Total	$28,651	$291,628	$1,172,611